Convertible Debentures (Tables)	6 Months Ended
Dec. 31, 2023
Convertible Debentures
Schedule of Black Scholes options pricing model

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%

Schedule of components of convertible debentures

	December 31,	June 30,
	2023	2023
	(Unaudited)
Principal balance	$8,840,000	$2,100,000
Less: repayments	(600,000)	(300,000)
Remaining balance	8,240,000	1,800,000
Less: Debentures discount and debts insurance cost	(3,968,484)	(543,201)
Total	$4,271,516	$1,256,799
Less: non-current	(2,877,937)	(486,332)
Total current	$1,393,579	$770,467